OPERATING LEASE - Narrative (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
OPERATING LEASE
Variable lease cost	¥ 0
Minimum
OPERATING LEASE
Term of contract	1 year
Maximum
OPERATING LEASE
Term of contract	8 years